Employee Benefits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Company 401k contribution		50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution		$ 718	$ 718	$ 656
Management Security Plan adjustment	$ 575		575
Management Security Plan expense		28	614	38
Management Security Plan accrued benefit	851	744	851
Accrued postretirement benefit obligation	$ 370	387	370
Net periodic postretirement benefit cost		$ 12	$ 12	$ 15
Net periodic postretirement benefit cost discount rate		4.00%	4.00%	4.00%
Accumulated postretirement benefit obligation discount rate		4.25%	4.25%	4.00%